BUSINESS OVERVIE (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Ownership

HomesToLife International Pte. Ltd (“HIPL”)	●	Singaporean company	100% owned by HTLL
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 1 ordinary share for SGD1
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture